Share capital (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Number of authorized shares	5,000,000	5,000,000
Value per share	$ 0.01	$ 0.01
Number of shares issued	5,000,000	5,000,000
Common shares	$ 50,000	$ 50,000